                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07687
                                  ---------------------------------------------

First American Strategy Funds, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

Joseph M. Ulrey III   800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-677-3863
                                                   ----------------------------

Date of fiscal year end: September 30, 2004
                        --------------------------
Date of reporting period: March 31, 2004
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

[GRAPHIC]

[FIRST AMERICAN FUNDS(TM) LOGO]

2004 SEMIANNUAL REPORT

ASSET ALLOCATION FUNDS

[GRAPHIC]

[PHOTO OF GEORGE WASHINGTON]

"NOTHING BUT HARMONY, HONESTY, INDUSTRY, AND FRUGALITY ARE NECESSARY TO MAKE US A GREAT AND HAPPY PEOPLE."

GEORGE WASHINGTON

JANUARY 29, 1789

FIRST AMERICAN FUNDS

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN FUNDS.

                    ASSET ALLOCATION FUNDS ARE COMPRISED OF HOLDINGS IN SEVERAL DIFFERENT FIRST AMERICAN FUNDS, WHICH MAY INCLUDE SMALL-CAP, MID-CAP, LARGE-CAP, MONEY MARKET, BOND, HIGH-YIELD, INTERNATIONAL, AND/OR SECTOR FUNDS. THE INVESTMENT ADVISOR ALLOCATES AND REALLOCATES THE FUNDS' ASSETS AMONG THE UNDERLYING FIRST AMERICAN FUNDS WITHIN RANGES DESIGNED TO MEET THE INVESTMENT OBJECTIVES. SEE THE FUNDS' PROSPECTUS FOR AN ILLUSTRATION OF THESE RANGES AND SPECIAL RISKS WHICH MAY BE ASSOCIATED WITH THE UNDERLYING FUNDS. MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.

                    NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FIRST AMERICAN FUNDS ONLINE

TABLE OF CONTENTS

Annualized Performance and
Value of a $10,000 Investment

    Strategy Aggressive Allocation              2

    Strategy Growth Allocation                  3

    Strategy Growth & Income Allocation         4

    Strategy Income Allocation                  5

Schedule of Investments                         6

Statements of Assets and Liabilities            8

Statements of Operations                        9

Statements of Changes in Net Assets            10

Financial Highlights                           12

Notes to Financial Statements                  16

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets. You'll also find college and retirement planning tools and general investor education.

[GRAPHIC]

ONLINE FEATURES AND FUNCTIONALITY INCLUDE:

- The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

- The ability to educate yourself through market and investment strategy commentaries

We stand behind our commitment to serve you with excellence. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

STRATEGY AGGRESSIVE ALLOCATION FUND

ANNUALIZED PERFORMANCE(1) as of March 31, 2004

                                                                                                            SINCE INCEPTION
                                                                                                     ---------------------------
                                                             6 MONTHS        1 YEAR       5 YEARS    10/1/1996         9/24/2001
Class A NAV(2)                                                 15.98%        39.37%          --          5.64%             --

Class A POP(2)                                                  9.65%        31.74%          --          4.85%             --

Class B NAV                                                    15.50%        38.24%          --            --            7.80%

Class B POP                                                    10.50%        33.24%          --            --            6.37%

Class C NAV                                                    15.62%        38.19%          --            --            7.84%

Class C POP                                                    14.62%        37.19%          --            --            7.84%

Class S                                                        16.02%        39.29%        2.87%         5.62%             --

Class Y                                                        16.15%        39.58%          --            --            8.86%

S&P 500 Composite Index(3)                                     14.08%        35.12%       -1.20%         8.41%           6.48%

Lehman U.S. Government/Credit Bond Index(4)                     3.05%         6.15%        7.56%         7.80%           7.80%

VALUE OF A $10,000 INVESTMENT(1), (2), (5) as of March 31, 2004

[CHART]

CLASS A

STRATEGY AGRESSIVE  STRATEGY AGRESSIVE  STRATEGY AGRESSIVE     S&P 500
ALLOCATION FUND,    ALLOCATION FUND,    ALLOCATION FUND,       COMPOSITE      LEHMAN U.S. GOVERNMENT/CREDIT
CLASS A NAV         CLASS A POP         CLASS Y                INDEX(3)       BOND INDEX(4)
            10,000               9,452                            10,000                             10,000
            12,706              12,010                            10,921                             14,008
            11,455              10,827                            12,323                             15,276
            13,808              13,051                            12,124                             19,523
            17,036              16,102                            12,940                             22,117
            12,647              11,953                            14,645                             16,229
            10,667              10,092                            15,994                             12,904
            13,008              12,295                            17,035                             16,052
            15,087              14,260                            17,555                             18,312

[CHART]

CLASS Y

STRATEGY AGRESSIVE  STRATEGY AGRESSIVE  STRATEGY AGRESSIVE     S&P 500
ALLOCATION FUND,    ALLOCATION FUND,    ALLOCATION FUND,       COMPOSITE      LEHMAN U.S. GOVERNMENT/CREDIT
CLASS A NAV         CLASS A POP         CLASS Y                INDEX(3)       BOND INDEX(4)
                                                    10,000        10,000                             10,000
                                                     8,738         8,251                             11,005
                                                    10,660        10,264                             11,721
                                                    12,381        11,709                             12,079

Note: The "Value of a $10,000 Investment" graph in prior reports presented performance only for Class S and Class Y shares, which have lower expenses than Class A, B, or C shares. Performance was lower for the Class A, B, and C shares.

THE PERFORMANCE DATA QUOTED ON THIS PAGE REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 800.677.FUND.

(1) Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only, do not reflect any expenses, transaction costs, or cash flow effects, and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

     TOTAL RETURNS AT PUBLIC OFFERING PRICE ("POP") REFLECT PERFORMANCE OVER THE TIME PERIOD INDICATED INCLUDING MAXIMUM SALES CHARGES OF 5.50% FOR CLASS A SHARES AND 1.00% FOR CLASS C SHARES, AND THE CONTINGENT DEFERRED SALES CHARGE ("CDSC") FOR CLASS B AND CLASS C SHARES FOR THE RELEVANT PERIOD. MAXIMUM CDSC IS 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AT NAV.

(2) Class A shares commenced operations September 24, 2001. Performance presented prior to September 24, 2001, represents that of Class S shares adjusted, in the case of total returns at POP, to reflect the Class A share maximum sales charge of 5.50%. Class S shares have similar expenses to Class A shares, but are offered without a sales charge.

(3)  An unmanaged index of large-capitalization stocks.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

(5) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C shares is lower due to higher expenses. Performance for Class S shares is substantially similar to Class A shares NAV performance due to similar expenses.

STRATEGY GROWTH ALLOCATION FUND

ANNUALIZED PERFORMANCE(1) as of March 31, 2004

                                                                                                            SINCE INCEPTION
                                                                                                     ---------------------------
                                                             6 MONTHS        1 YEAR       5 YEARS    10/1/1996         9/24/2001
Class A NAV(2)                                                 13.40%        31.67%          --          5.66%             --

Class A POP(2)                                                  7.13%        24.42%          --          4.87%             --

Class B NAV                                                    12.98%        30.82%          --            --            6.97%

Class B POP                                                     7.98%        25.82%          --            --            5.52%

Class C NAV                                                    12.94%        30.70%          --            --            6.95%

Class C POP                                                    11.94%        29.70%          --            --            6.95%

Class S                                                        13.56%        31.76%        3.07%         5.64%             --

Class Y                                                        13.61%        32.10%          --            --            7.98%

S&P 500 Composite Index(3)                                     14.08%        35.12%       -1.20%         8.41%           6.48%

Lehman U.S. Government/Credit Bond Index(4)                     3.05%         6.15%        7.56%         7.80%           7.80%

VALUE OF A $10,000 INVESTMENT(1), (2), (5) as of March 31, 2004

[CHART]

CLASS A

STRATEGY GROWTH     STRATEGY GROWTH     STRATEGY GROWTH        S&P 500
ALLOCATION FUND,    ALLOCATION FUND,    ALLOCATION FUND,       COMPOSITE      LEHMAN U.S. GOVERNMENT/CREDIT
CLASS A NAV         CLASS A POP         CLASS Y                INDEX(3)       BOND INDEX(4)
          10,000               9,451                              10,000                             10,000
          12,323              11,648                              10,921                             14,008
          11,589              10,954                              12,323                             15,276
          13,480              12,741                              12,124                             19,523
          16,130              15,246                              12,940                             22,117
          12,869              12,164                              14,645                             16,229
          11,190              10,577                              15,994                             12,904
          13,324              12,593                              17,035                             16,052
          15,109              14,281                              17,555                             18,312

[CHART]

CLASS Y

STRATEGY GROWTH     STRATEGY GROWTH     STRATEGY GROWTH        S&P 500
ALLOCATION FUND,    ALLOCATION FUND,    ALLOCATION FUND,       COMPOSITE      LEHMAN U.S. GOVERNMENT/CREDIT
CLASS A NAV         CLASS A POP         CLASS Y                INDEX(3)       BOND INDEX(4)
                                                  10,000          10,000                             10,000
                                                   8,944           8,251                             11,005
                                                  10,677          10,264                             11,721
                                                  11,152          11,709                             12,079

Note: The "Value of a $10,000 Investment" graph in prior reports presented performance only for Class S and Class Y shares, which have lower expenses than Class A, B, or C shares. Performance was lower for the Class A, B, and C shares.

THE PERFORMANCE DATA QUOTED ON THIS PAGE REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 800.677.FUND.

(1) Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only, do not reflect any expenses, transaction costs, or cash flow effects, and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

     TOTAL RETURNS AT PUBLIC OFFERING PRICE ("POP") REFLECT PERFORMANCE OVER THE TIME PERIOD INDICATED INCLUDING MAXIMUM SALES CHARGES OF 5.50% FOR CLASS A SHARES AND 1.00% FOR CLASS C SHARES, AND THE CONTINGENT DEFERRED SALES CHARGE ("CDSC") FOR CLASS B AND CLASS C SHARES FOR THE RELEVANT PERIOD. MAXIMUM CDSC IS 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AT NAV.

(2) Class A shares commenced operations September 24, 2001. Performance presented prior to September 24, 2001, represents that of Class S shares adjusted, in the case of total returns at POP, to reflect the Class A share maximum sales charge of 5.50%. Class S shares have similar expenses to Class A shares, but are offered without a sales charge.

(3)  An unmanaged index of large-capitalization stocks.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

(5) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C shares is lower due to higher expenses. Performance for Class S shares is substantially similar to Class A shares NAV performance due to similar expenses.

STRATEGY GROWTH & INCOME ALLOCATION FUND

ANNUALIZED PERFORMANCE(1) as of March 31, 2004

                                                                                                            SINCE INCEPTION
                                                                                                     ---------------------------
                                                             6 MONTHS        1 YEAR       5 YEARS    10/1/1996         9/24/2001
Class A NAV(2)                                                 10.88%        24.86%          --          5.71%             --

Class A POP(2)                                                  4.76%        17.92%          --          4.92%             --

Class B NAV                                                    10.54%        23.95%          --            --            6.33%

Class B POP                                                     5.54%        18.95%          --            --            4.87%

Class C NAV                                                    10.52%        23.91%          --            --            6.29%

Class C POP                                                     9.52%        22.91%          --            --            6.29%

Class S                                                        10.81%        24.83%        3.17%         5.70%             --

Class Y                                                        11.05%        25.23%           --           --            7.29%

S&P 500 Composite Index(3)                                     14.08%        35.12%       -1.20%         8.41%           6.48%

Lehman U.S. Government/Credit Bond Index(4)                     3.05%         6.15%        7.56%         7.80%           7.80%

VALUE OF A $10,000 INVESTMENT(1), (2), (5) as of March 31, 2004

[CHART]

CLASS A

STRATEGY GROWTH AND INCOME  STRATEGY GROWTH AND INCOME  STRATEGY GROWTH AND INCOME
ALLOCATION FUND,            ALLOCATION FUND,            ALLOCATION FUND,            S&P 500                LEHMAN U.S. GOVERNMENT/
CLASS A NAV                 CLASS A POP                 CLASS Y                     COMPOSITE INDEX(3)     CREDIT BOND INDEX(4)
                    10,000                       9,452                                             10,000                     10,000
                    12,047                      11,387                                             10,921                     14,008
                    11,785                      11,139                                             12,323                     15,276
                    13,295                      12,566                                             12,124                     19,523
                    15,274                      14,436                                             12,940                     22,117
                    13,074                      12,358                                             14,645                     16,229
                    11,779                      11,133                                             15,994                     12,904
                    13,678                      12,928                                             17,035                     16,052
                    15,167                      14,335                                             17,555                     18,312

[CHART]

CLASS Y


STRATEGY GROWTH AND INCOME  STRATEGY GROWTH AND INCOME  STRATEGY GROWTH AND INCOME
ALLOCATION FUND,            ALLOCATION FUND,            ALLOCATION FUND,            S&P 500                LEHMAN U.S. GOVERNMENT/
CLASS A NAV                 CLASS A POP                 CLASS Y                     COMPOSITE INDEX(3)     CREDIT BOND INDEX(4)
                                                                            10,000                 10,000                     10,000
                                                                             9,231                  8,251                     11,005
                                                                            10,749                 10,264                     11,721
                                                                            11,937                 11,709                     12,079

Note: The "Value of a $10,000 Investment" graph in prior reports presented performance only for Class S and Class Y shares, which have lower expenses than Class A, B, or C shares. Performance was lower for the Class A, B, and C shares.

THE PERFORMANCE DATA QUOTED ON THIS PAGE REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 800.677.FUND.

(1) Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only, do not reflect any expenses, transaction costs, or cash flow effects, and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

     TOTAL RETURNS AT PUBLIC OFFERING PRICE ("POP") REFLECT PERFORMANCE OVER THE TIME PERIOD INDICATED INCLUDING MAXIMUM SALES CHARGES OF 5.50% FOR CLASS A SHARES AND 1.00% FOR CLASS C SHARES, AND THE CONTINGENT DEFERRED SALES CHARGE ("CDSC") FOR CLASS B AND CLASS C SHARES FOR THE RELEVANT PERIOD. MAXIMUM CDSC IS 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AT NAV.

(2) Class A shares commenced operations September 24, 2001. Performance presented prior to September 24, 2001, represents that of Class S shares adjusted, in the case of total returns at POP, to reflect the Class A share maximum sales charge of 5.50%. Class S shares have similar expenses to Class A shares, but are offered without a sales charge.

(3)  An unmanaged index of large-capitalization stocks.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

(5) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C shares is lower due to higher expenses. Performance for Class S shares is substantially similar to Class A shares NAV performance due to similar expenses.

STRATEGY INCOME ALLOCATION FUND

ANNUALIZED PERFORMANCE(1) as of March 31, 2004

                                                                                                            SINCE INCEPTION
                                                                                                     ---------------------------
                                                             6 MONTHS        1 YEAR       5 YEARS    10/1/1996         9/24/2001
Class A NAV(2)                                                  6.67%        15.20%          --          6.17%             --

Class A POP(2)                                                  0.79%         8.89%          --          5.37%             --

Class B NAV                                                     6.32%        14.46%          --            --            6.11%

Class B POP                                                     1.32%         9.46%          --            --            4.64%

Class C NAV                                                     6.29%        14.42%          --            --            6.17%

Class C POP                                                     5.29%        13.42%          --            --            6.17%

Class S                                                         6.67%        15.32%        4.51%         6.18%             --

Class Y                                                         6.80%        15.48%          --            --            7.18%

S&P 500 Composite Index(3)                                     14.08%        35.12%       -1.20%         8.41%           6.48%

Lehman U.S. Government/Credit Bond Index(4)                     3.05%         6.15%        7.56%         7.80%           7.80%

VALUE OF A $10,000 INVESTMENT(1), (2), (5) as of March 31, 2004

[CHART]

CLASS A

STRATEGY                 STRATEGY                 STRATEGY
INCOME ALLOCATION FUND,  INCOME ALLOCATION FUND,  INCOME ALLOCATION FUND,  S&P 500 COMPOSITE    LEHMAN U.S. GOVERNMENT/CREDIT
CLASS A NAV              CLASS A POP              CLASS Y                  INDEX(3)             BOND INDEX(4)
                 10,000                    9,451                                      10,000                           10,000
                 12,323                   11,648                                      10,921                           14,008
                 11,589                   10,954                                      12,323                           15,276
                 13,480                   12,741                                      12,124                           19,523
                 16,130                   15,246                                      12,940                           22,117
                 12,869                   12,164                                      14,645                           16,229
                 11,190                   10,577                                      15,994                           12,904
                 13,324                   12,593                                      17,035                           16,052
                 15,109                   14,281                                      17,555                           18,312

[CHART]

CLASS Y

STRATEGY                 STRATEGY                 STRATEGY
INCOME ALLOCATION FUND,  INCOME ALLOCATION FUND,  INCOME ALLOCATION FUND,  S&P 500 COMPOSITE    LEHMAN U.S. GOVERNMENT/CREDIT
CLASS A NAV              CLASS A POP              CLASS Y                  INDEX(3)             BOND INDEX(4)
                                                                   10,000             10,000                           10,000
                                                                    9,900              8,251                           11,005
                                                                   11,146             10,264                           11,721
                                                                   11,904             11,709                           12,079

Note: The "Value of a $10,000 Investment" graph in prior reports presented performance only for Class S and Class Y shares, which have lower expenses than Class A, B, or C shares. Performance was lower for the Class A, B, and C shares.

THE PERFORMANCE DATA QUOTED ON THIS PAGE REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 800.677.FUND.

(1) Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only, do not reflect any expenses, transaction costs, or cash flow effects, and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

     TOTAL RETURNS AT PUBLIC OFFERING PRICE ("POP") REFLECT PERFORMANCE OVER THE TIME PERIOD INDICATED INCLUDING MAXIMUM SALES CHARGES OF 5.50% FOR CLASS A SHARES AND 1.00% FOR CLASS C SHARES, AND THE CONTINGENT DEFERRED SALES CHARGE ("CDSC") FOR CLASS B AND CLASS C SHARES FOR THE RELEVANT PERIOD. MAXIMUM CDSC IS 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AT NAV.

(2) Class A shares commenced operations September 24, 2001. Performance presented prior to September 24, 2001, represents that of Class S shares adjusted, in the case of total returns at POP, to reflect the Class A share maximum sales charge of 5.50%. Class S shares have similar expenses to Class A shares, but are offered without a sales charge.

(3)  An unmanaged index of large-capitalization stocks.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

(5) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C shares is lower due to higher expenses. Performance for Class S shares is substantially similar to Class A shares NAV performance due to similar expenses.

SCHEDULE OF INVESTMENTS  March 31, 2004 (unaudited)

STRATEGY AGGRESSIVE ALLOCATION FUND

DESCRIPTION                                                   SHARES       VALUE (000)
--------------------------------------------------------------------------------------
EQUITY FUNDS - 94.0%
First American Investment Funds, Inc. (a)
 Equity Index Fund                                           179,690   $         3,797
 International Fund                                        1,956,020            21,047
 Large Cap Growth Opportunities Fund                         564,759            14,842
 Large Cap Select Fund                                       405,165             5,150
 Large Cap Value Fund                                        787,021            13,560
 Mid Cap Growth Opportunities Fund*                          238,027             9,583
 Mid Cap Index Fund                                          141,287             1,703
 Mid Cap Value Fund                                          417,634             8,190
 Real Estate Securities Fund                                  62,484             1,176
 Small Cap Growth Opportunities Fund*                        104,742             2,830
 Small Cap Index Fund                                         66,111               915
 Small Cap Select Fund*                                      168,450             2,886
 Small Cap Value Fund                                        145,373             2,454
                                                                       ---------------
TOTAL EQUITY FUNDS
   (Cost $85,995)                                                               88,133
                                                                       ---------------
FIXED INCOME FUNDS - 5.0%
First American Investment Funds, Inc. (a)
 Core Bond Fund                                              301,089             3,455
 High Income Bond Fund                                       130,055             1,230
                                                                       ---------------
TOTAL FIXED INCOME FUNDS
   (Cost $4,622)                                                                 4,685
                                                                       ---------------
MONEY MARKET FUND - 0.9%
First American Funds, Inc. (b)
 Prime Obligations Fund                                      830,371               830
                                                                       ---------------
TOTAL MONEY MARKET FUND
   (Cost $830)                                                                     830
                                                                       ---------------
TOTAL INVESTMENTS - 99.9%
   (Cost $91,447)                                                               93,648
                                                                       ---------------
OTHER ASSETS AND LIABILITIES, NET - 0.1%                                            72
                                                                       ---------------
TOTAL NET ASSETS - 100.0%                                              $        93,720
                                                                       ---------------

*   Non-income producing security

(a) Investments in these Funds are made in the Y Share Class.

(b) Investment in this Fund is made in the Z Share Class.

STRATEGY GROWTH ALLOCATION FUND

DESCRIPTION                                                   SHARES       VALUE (000)
--------------------------------------------------------------------------------------
EQUITY FUNDS - 79.5%
First American Investment Funds, Inc. (a)
 Equity Index Fund                                           406,444   $         8,588
 International Fund                                        1,402,131            15,087
 Large Cap Growth Opportunities Fund                         794,301            20,874
 Large Cap Select Fund                                       523,625             6,655
 Large Cap Value Fund                                      1,054,978            18,177
 Mid Cap Growth Opportunities Fund*                          252,054            10,148
 Mid Cap Index Fund                                          136,076             1,640
 Mid Cap Value Fund                                          449,378             8,812
 Real Estate Securities Fund                                  92,002             1,732
 Small Cap Growth Opportunities Fund*                        104,712             2,829
 Small Cap Index Fund                                         70,440               975
 Small Cap Select Fund*                                      243,452             4,170
 Small Cap Value Fund                                        213,512             3,604
                                                                       ---------------
TOTAL EQUITY FUNDS
   (Cost $102,490)                                                             103,291
                                                                       ---------------
FIXED INCOME FUNDS - 19.8%
First American Investment Funds, Inc. (a)
 Core Bond Fund                                            1,925,646            22,107
 High Income Bond Fund                                       377,152             3,568
                                                                       ---------------
TOTAL FIXED INCOME FUNDS
   (Cost $25,136)                                                               25,675
                                                                       ---------------
MONEY MARKET FUND - 0.8%
First American Funds, Inc. (b)
 Prime Obligations Fund                                    1,104,747             1,105
                                                                       ---------------
TOTAL MONEY MARKET FUND
   (Cost $1,105)                                                                 1,105
                                                                       ---------------
TOTAL INVESTMENTS - 100.1%
   (Cost $128,731)                                                             130,071
                                                                       ---------------
OTHER ASSETS AND LIABILITIES, NET - (0.1)%                                        (109)
                                                                       ---------------
TOTAL NET ASSETS - 100.0%                                              $       129,962
                                                                       ---------------

*   Non-income producing security

(a) Investments in these Funds are made in the Y Share Class.

(b) Investment in this Fund is made in the Z Share Class.

The accompanying notes are an integral part of the financial statements.

STRATEGY GROWTH & INCOME ALLOCATION FUND

DESCRIPTION                                                   SHARES       VALUE (000)
--------------------------------------------------------------------------------------
EQUITY FUNDS - 64.5%
First American Investment Funds, Inc. (a)
 Equity Index Fund                                         1,053,720   $        22,265
 International Fund                                        1,397,189            15,034
 Large Cap Growth Opportunities Fund                       1,266,014            33,271
 Large Cap Select Fund                                     1,178,163            14,974
 Large Cap Value Fund                                      1,866,611            32,162
 Mid Cap Growth Opportunities Fund*                          310,133            12,486
 Mid Cap Index Fund                                          224,276             2,703
 Mid Cap Value Fund                                          513,154            10,063
 Real Estate Securities Fund                                 250,812             4,720
 Small Cap Growth Opportunities Fund*                         97,974             2,647
 Small Cap Index Fund                                        196,128             2,714
 Small Cap Select Fund*                                      154,920             2,654
 Small Cap Value Fund                                        158,275             2,672
                                                                       ---------------
TOTAL EQUITY FUNDS
   (Cost $153,349)                                                             158,365
                                                                       ---------------
FIXED INCOME FUNDS - 35.0%
First American Investment Funds, Inc. (a)
 Core Bond Fund                                            6,653,939            76,387
 High Income Bond Fund                                     1,013,820             9,591
                                                                       ---------------
TOTAL FIXED INCOME FUNDS
   (Cost $84,720)                                                               85,978
                                                                       ---------------
MONEY MARKET FUND - 1.1%
First American Funds, Inc. (b)
 Prime Obligations Fund                                    2,741,119             2,741
                                                                       ---------------
TOTAL MONEY MARKET FUND
   (Cost $2,741)                                                                 2,741
                                                                       ---------------
TOTAL INVESTMENTS - 100.6%
   (Cost $240,810)                                                             247,084
                                                                       ---------------
OTHER ASSETS AND LIABILITIES, NET - (0.6)%                                      (1,375)
                                                                       ---------------
TOTAL NET ASSETS - 100.0%                                              $       245,709
                                                                       ---------------

*   Non-income producing security

(a) Investments in these Funds are made in the Y Share Class.

(b) Investment in this Fund is made in the Z Share Class.

STRATEGY INCOME ALLOCATION FUND

DESCRIPTION                                                   SHARES       VALUE (000)
--------------------------------------------------------------------------------------
EQUITY FUNDS - 34.6%
First American Investment Funds, Inc. (a)
 Equity Income Fund                                          765,019   $         9,892
 Equity Index Fund                                           632,329            13,361
 Large Cap Growth Opportunities Fund                          34,381               904
 Large Cap Select Fund                                       213,414             2,712
 Large Cap Value Fund                                         52,589               906
 Real Estate Securities Fund                                 147,603             2,778
                                                                       ---------------
TOTAL EQUITY FUNDS
   (Cost $28,126)                                                               30,553
                                                                       ---------------
FIXED INCOME FUNDS - 64.7%
First American Investment Funds, Inc. (a)
 Core Bond Fund                                            4,584,650            52,632
 High Income Bond Fund                                       470,218             4,448
                                                                       ---------------
TOTAL FIXED INCOME FUNDS
   (Cost $55,632)                                                               57,080
                                                                       ---------------
MONEY MARKET FUND - 0.2%
First American Funds, Inc. (b)
 Prime Obligations Fund                                      188,332               188
                                                                       ---------------
TOTAL MONEY MARKET FUND
   (Cost $188)                                                                     188
                                                                       ---------------
TOTAL INVESTMENTS - 99.5%
   (Cost $83,946)                                                               87,821
                                                                       ---------------
OTHER ASSETS AND LIABILITIES, NET - 0.5%                                           399
                                                                       ---------------
TOTAL NET ASSETS - 100.0%                                              $        88,220
                                                                       ---------------

(a) Investments in these Funds are made in the Y Share Class.

(b) Investment in this Fund is made in the Z Share Class.

STATEMENTS OF ASSETS AND LIABILITIES March 31, 2004 (unaudited), in thousands, except for per share data

                                                                              STRATEGY           STRATEGY
                                                                            AGGRESSIVE             GROWTH
                                                                       ALLOCATION FUND    ALLOCATION FUND
---------------------------------------------------------------------------------------------------------
ASSETS:
Affiliated investments in securities, at value*                        $        93,648    $       130,071
Dividends and interest receivable                                                    1                  1
Receivable for investment securties sold                                            --                 --
Receivable for capital shares sold                                                 205                180
Receivable from Advisor                                                             19                 25
Prepaid expenses and other assets                                                   18                 17
---------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                    93,891            130,294
=========================================================================================================
LIABILITIES:
Payable for capital shares redeemed                                                127                273
Payable for co-administration and custodian fees                                    29                 37
Payable for distribution and shareholder servicing fees                             15                 22
---------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  171                332
=========================================================================================================
NET ASSETS                                                             $        93,720    $       129,962
=========================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                      $       129,753    $       152,765
Undistributed (distributions in excess of) net investment income                    (1)              (259)
Accumulated net realized loss on investments                                   (38,233)           (23,884)
Net unrealized appreciation of investments                                       2,201              1,340
---------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $        93,720    $       129,962
=========================================================================================================
Affiliated investments in securities, at cost*                         $        91,447    $       128,731
CLASS A:
Net assets                                                             $        61,846    $        75,717
Shares issued and outstanding
 ($0.01 par value -- 10 billion authorized)                                      6,324              7,742
Net asset value and redemption price per share                         $          9.78    $          9.78
Maximum offering price per share (a)                                   $         10.35    $         10.35
CLASS B:
Net assets                                                             $         1,151    $         1,674
Shares issued and outstanding
 ($0.01 par value -- 10 billion authorized)                                        119                172
Net asset value, offering price, and redemption price per share (b)    $          9.71    $          9.73
CLASS C:
Net assets                                                             $           999    $         3,886
Shares issued and outstanding
 ($0.01 par value -- 10 billion authorized)                                        103                398
Net asset value, offering price, and redemption price per share (b)    $          9.72    $          9.75
CLASS S:
Net assets                                                             $           977    $         3,899
Shares issued and outstanding
 ($0.01 par value -- 20 billion authorized)                                        100                400
Net asset value, offering price, and redemption price per share        $          9.76    $          9.76
CLASS Y:
Net assets                                                             $        28,747    $        44,786
Shares issued and outstanding
 ($0.01 par value -- 10 billion authorized)                                      2,942              4,582
Net asset value, offering price, and redemption price per share        $          9.77    $          9.78

                                                                              STRATEGY           STRATEGY
                                                                       GROWTH & INCOME             INCOME
                                                                       ALLOCATION FUND    ALLOCATION FUND
---------------------------------------------------------------------------------------------------------
ASSETS:
Affiliated investments in securities, at value*                        $       247,084    $        87,821
Dividends and interest receivable                                                    2                  1
Receivable for investment securties sold                                         1,350                300
Receivable for capital shares sold                                                 316                413
Receivable from Advisor                                                             47                 15
Prepaid expenses and other assets                                                   28                 16
---------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                   248,827             88,566
=========================================================================================================
LIABILITIES:
Payable for capital shares redeemed                                              3,000                313
Payable for co-administration and custodian fees                                    82                 22
Payable for distribution and shareholder servicing fees                             36                 11
---------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                3,118                346
=========================================================================================================
NET ASSETS                                                             $       245,709    $        88,220
=========================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                      $       272,811    $        88,919
Undistributed (distributions in excess of) net investment income                    --                 22
Accumulated net realized loss on investments                                   (33,376)            (4,596)
Net unrealized appreciation of investments                                       6,274              3,875
---------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $       245,709    $        88,220
=========================================================================================================
Affiliated investments in securities, at cost*                         $       240,810    $        83,946
CLASS A:
Net assets                                                             $       135,954    $        33,418
Shares issued and outstanding
 ($0.01 par value -- 10 billion authorized)                                     14,187              3,091
Net asset value and redemption price per share                         $          9.58    $         10.81
Maximum offering price per share (a)                                   $         10.14    $         11.44
CLASS B:
Net assets                                                             $         2,081    $         1,679
Shares issued and outstanding
 ($0.01 par value -- 10 billion authorized)                                        218                156
Net asset value, offering price, and redemption price per share (b)    $          9.55    $         10.78
CLASS C:
Net assets                                                             $         4,294    $         2,078
Shares issued and outstanding
 ($0.01 par value -- 10 billion authorized)                                        450                192
Net asset value, offering price, and redemption price per share (b)    $          9.55    $         10.80
CLASS S:
Net assets                                                             $         5,563    $         1,554
Shares issued and outstanding
 ($0.01 par value -- 20 billion authorized)                                        583                144
Net asset value, offering price, and redemption price per share        $          9.54    $         10.81
CLASS Y:
Net assets                                                             $        97,817    $        49,491
Shares issued and outstanding
 ($0.01 par value -- 10 billion authorized)                                     10,231              4,578
Net asset value, offering price, and redemption price per share        $          9.56    $         10.81

(a) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(b) Class B and C have a contigent deferred sales charge. For a description of this sales charge, see note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS For the six months ended March 31, 2004 (unaudited), in thousands

                                                                              STRATEGY           STRATEGY
                                                                            AGGRESSIVE             GROWTH
                                                                       ALLOCATION FUND    ALLOCATION FUND
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Income distributions received from underlying funds                    $           853    $         1,411
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            853              1,411
=========================================================================================================

EXPENSES:

Investment advisory fees                                                           118                161
Co-administration fees and expenses (including per
 account transfer agency fees)                                                     166                223
Custodian fees                                                                       5                  6
Directors' fees                                                                      1                  1
Registration fees                                                                   10                 11
Printing                                                                             1                  1
Professional fees                                                                    2                  2
Other                                                                                2                  2
Distribution and shareholder servicing fees - Class A                               78                 96
Distribution and shareholder servicing fees - Class B                                4                  6
Distribution and shareholder servicing fees - Class C                                5                 18
Shareholder servicing fees - Class S                                                 1                  4
---------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     393                531
=========================================================================================================
Less: Fee waiver                                                                  (234)              (311)
---------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                 159                220
=========================================================================================================
INVESTMENT INCOME - NET                                                            694              1,191
---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS - NET:
Net realized gain (loss) on investments                                         (4,272)            (5,976)
Net change in unrealized appreciation or depreciation of investments            17,688             20,931
---------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                         13,416             14,955
=========================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $        14,110    $        16,146
=========================================================================================================

                                                                              STRATEGY           STRATEGY
                                                                       GROWTH & INCOME             INCOME
                                                                       ALLOCATION FUND    ALLOCATION FUND
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Income distributions received from underlying funds                    $         3,066    $         1,193
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                          3,066              1,193
=========================================================================================================

EXPENSES:

Investment advisory fees                                                           310                 85
Co-administration fees and expenses (including per
 account transfer agency fees)                                                     434                116
Custodian fees                                                                      12                  3
Directors' fees                                                                      2                  1
Registration fees                                                                   11                 10
Printing                                                                             3                  1
Professional fees                                                                    5                  1
Other                                                                                4                  1
Distribution and shareholder servicing fees - Class A                              177                 41
Distribution and shareholder servicing fees - Class B                                8                  6
Distribution and shareholder servicing fees - Class C                               19                  8
Shareholder servicing fees - Class S                                                 6                  1
---------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     991                274
=========================================================================================================
Less: Fee waiver                                                                  (595)              (166)
---------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                 396                108
=========================================================================================================
INVESTMENT INCOME - NET                                                          2,670              1,085
---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS - NET:
Net realized gain (loss) on investments                                         (9,443)               468
Net change in unrealized appreciation or depreciation of investments            32,630              2,416
---------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                         23,187              2,884
=========================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $        25,857    $         3,969
=========================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                             STRATEGY AGGRESSIVE
                                                                                                 ALLOCATION FUND
----------------------------------------------------------------------------------------------------------------
                                                                                         10/1/03         10/1/02
                                                                                              TO              TO
                                                                                         3/31/04         9/30/03
----------------------------------------------------------------------------------------------------------------
                                                                                     (UNAUDITED)
OPERATIONS:
Investment income - net                                                             $        694    $        614
Capital gain distributions received from underlying funds                                     --              --
Net realized gain (loss) on investments                                                   (4,272)         (7,787)
Net change in unrealized appreciation or depreciation of investments                      17,688          24,724
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      14,110          17,551
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
 Class A                                                                                    (433)           (352)
 Class B                                                                                      (4)             (1)
 Class C                                                                                      (5)             (1)
 Class S                                                                                      (8)             (6)
 Class Y                                                                                    (247)           (252)
Return of Capital:
 Class A                                                                                      --              --
 Class C                                                                                      --              --
 Class S                                                                                      --              --
 Class Y                                                                                      --              --
----------------------------------------------------------------------------------------------------------------
Total distributions                                                                         (697)           (612)
================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                                                                     8,377          15,872
   Reinvestment of distributions                                                             429             350
   Payments for redemptions                                                              (15,646)        (25,338)
================================================================================================================
Increase (decrease) in net assets from Class A transactions                               (6,840)         (9,116)
================================================================================================================
Class B:
   Proceeds from sales                                                                       397             604
   Reinvestment of distributions                                                               4               1
   Payments for redemptions                                                                   (8)           (279)
================================================================================================================
Increase in net assets from Class B transactions                                             393             326
================================================================================================================
Class C:
   Proceeds from sales                                                                       221             552
   Reinvestment of distributions                                                               5               1
   Payments for redemptions                                                                 (151)           (145)
================================================================================================================
Increase in net assets from Class C transactions                                              75             408
================================================================================================================
Class S:
   Proceeds from sales                                                                       316             668
   Reinvestment of distributions                                                               8               6
   Payments for redemptions                                                                 (492)           (632)
================================================================================================================
Increase (decrease) in net assets from Class S transactions                                 (168)             42
================================================================================================================
Class Y:
   Proceeds from sales                                                                     3,802          16,857
   Reinvestment of distributions                                                             224             213
   Payments for redemptions                                                               (9,094)        (13,779)
================================================================================================================
Increase (decrease) in net assets from Class Y transactions                               (5,068)          3,291
================================================================================================================
Increase (decrease) in net assets from capital share transactions                        (11,608)         (5,049)
================================================================================================================
Total increase (decrease) in net assets                                                    1,805          11,890
NET ASSETS AT BEGINNING OF PERIOD                                                         91,915          80,025
================================================================================================================
NET ASSETS AT END OF PERIOD                                                         $     93,720    $     91,915
================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME AT END OF PERIOD   $         (1)   $          2
================================================================================================================

                                                                                                 STRATEGY GROWTH
                                                                                                 ALLOCATION FUND
----------------------------------------------------------------------------------------------------------------
                                                                                         10/1/03         10/1/02
                                                                                              TO              TO
                                                                                         3/31/04         9/30/03
----------------------------------------------------------------------------------------------------------------
                                                                                     (UNAUDITED)
OPERATIONS:
Investment income - net                                                             $      1,191    $      1,594
Capital gain distributions received from underlying funds                                     --              13
Net realized gain (loss) on investments                                                   (5,976)        (10,478)
Net change in unrealized appreciation or depreciation of investments                      20,931          28,766
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      16,146          19,895
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
 Class A                                                                                    (853)           (988)
 Class B                                                                                      (9)             (2)
 Class C                                                                                     (32)            (16)
 Class S                                                                                     (32)            (27)
 Class Y                                                                                    (527)           (558)
Return of Capital:
 Class A                                                                                      --              --
 Class C                                                                                      --              --
 Class S                                                                                      --              --
 Class Y                                                                                      --              --
----------------------------------------------------------------------------------------------------------------
Total distributions                                                                       (1,453)         (1,591)
================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                                                                     7,908          15,595
   Reinvestment of distributions                                                             844             984
   Payments for redemptions                                                              (16,827)        (29,638)
================================================================================================================
Increase (decrease) in net assets from Class A transactions                               (8,075)        (13,059)
================================================================================================================
Class B:
   Proceeds from sales                                                                       817             523
   Reinvestment of distributions                                                               9               3
   Payments for redemptions                                                                  (26)            (23)
================================================================================================================
Increase in net assets from Class B transactions                                             800             503
================================================================================================================
Class C:
   Proceeds from sales                                                                       522           1,274
   Reinvestment of distributions                                                              31              16
   Payments for redemptions                                                                 (264)           (593)
================================================================================================================
Increase in net assets from Class C transactions                                             289             697
================================================================================================================
Class S:
   Proceeds from sales                                                                     1,245           2,008
   Reinvestment of distributions                                                              32              26
   Payments for redemptions                                                                 (219)           (429)
================================================================================================================
Increase (decrease) in net assets from Class S transactions                                1,058           1,605
================================================================================================================
Class Y:
   Proceeds from sales                                                                     3,902          16,889
   Reinvestment of distributions                                                             525             559
   Payments for redemptions                                                               (5,786)         (6,401)
================================================================================================================
Increase (decrease) in net assets from Class Y transactions                               (1,359)         11,047
================================================================================================================
Increase (decrease) in net assets from capital share transactions                         (7,287)            793
================================================================================================================
Total increase (decrease) in net assets                                                    7,406          19,097
NET ASSETS AT BEGINNING OF PERIOD                                                        122,556         103,459
================================================================================================================
NET ASSETS AT END OF PERIOD                                                         $    129,962    $    122,556
================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME AT END OF PERIOD   $       (259)   $          3
================================================================================================================

(1) See note 5 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

                                                                                        STRATEGY GROWTH & INCOME
                                                                                                 ALLOCATION FUND
----------------------------------------------------------------------------------------------------------------
                                                                                         10/1/03         10/1/02
                                                                                              TO              TO
                                                                                         3/31/04         9/30/03
----------------------------------------------------------------------------------------------------------------
                                                                                     (UNAUDITED)
OPERATIONS:
Investment income - net                                                             $      2,670    $      4,748
Capital gain distributions received from underlying funds                                     --              --
Net realized gain (loss) on investments                                                   (9,443)        (11,958)
Net change in unrealized appreciation or depreciation of investments                      32,630          40,444
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      25,857          33,234
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
 Class A                                                                                  (1,462)         (2,944)
 Class B                                                                                     (11)             (9)
 Class C                                                                                     (26)            (36)
 Class S                                                                                     (55)            (57)
 Class Y                                                                                  (1,122)         (1,696)
Return of Capital:
 Class A                                                                                      --              --
 Class C                                                                                      --              --
 Class S                                                                                      --              --
 Class Y                                                                                      --              --
----------------------------------------------------------------------------------------------------------------
Total distributions                                                                       (2,676)         (4,742)
================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                                                                    10,427          42,880
   Reinvestment of distributions                                                           1,456           2,933
   Payments for redemptions                                                              (42,596)        (42,608)
================================================================================================================
Increase (decrease) in net assets from Class A transactions                              (30,713)          3,205
================================================================================================================
Class B:
   Proceeds from sales                                                                       902             799
   Reinvestment of distributions                                                              11               8
   Payments for redemptions                                                                  (81)            (70)
================================================================================================================
Increase in net assets from Class B transactions                                             832             737
================================================================================================================
Class C:
   Proceeds from sales                                                                       866           1,181
   Reinvestment of distributions                                                              25              36
   Payments for redemptions                                                                 (224)           (651)
================================================================================================================
Increase in net assets from Class C transactions                                             667             566
================================================================================================================
Class S:
   Proceeds from sales                                                                       659           3,539
   Reinvestment of distributions                                                              55              57
   Payments for redemptions                                                                 (381)           (291)
================================================================================================================
Increase (decrease) in net assets from Class S transactions                                  333           3,305
================================================================================================================
Class Y:
   Proceeds from sales                                                                     6,847          49,639
   Reinvestment of distributions                                                           1,110           1,693
   Payments for redemptions                                                               (9,260)         (9,692)
================================================================================================================
Increase (decrease) in net assets from Class Y transactions                               (1,303)         41,640
================================================================================================================
Increase (decrease) in net assets from capital share transactions                        (30,184)         49,453
================================================================================================================
Total increase (decrease) in net assets                                                   (7,003)         77,945
NET ASSETS AT BEGINNING OF PERIOD                                                        252,712         174,767
================================================================================================================
NET ASSETS AT END OF PERIOD                                                         $    245,709    $    252,712
================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME AT END OF PERIOD   $         --    $          6
================================================================================================================

                                                                                                 STRATEGY INCOME
                                                                                                 ALLOCATION FUND
----------------------------------------------------------------------------------------------------------------
                                                                                         10/1/03         10/1/02
                                                                                              TO              TO
                                                                                         3/31/04         9/30/03
----------------------------------------------------------------------------------------------------------------
                                                                                     (UNAUDITED)
OPERATIONS:
Investment income - net                                                             $      1,085    $      1,930
Capital gain distributions received from underlying funds                                     --              46
Net realized gain (loss) on investments                                                      468          (1,281)
Net change in unrealized appreciation or depreciation of investments                       2,416           5,724
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                       3,969           6,419
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
 Class A                                                                                    (505)         (1,133)
 Class B                                                                                     (15)            (15)
 Class C                                                                                     (20)            (25)
 Class S                                                                                     (19)            (29)
 Class Y                                                                                    (527)           (717)
Return of Capital:
 Class A                                                                                      --              (6)
 Class C                                                                                      --              --
 Class S                                                                                      --              --
 Class Y                                                                                      --              (5)
----------------------------------------------------------------------------------------------------------------
Total distributions                                                                       (1,086)         (1,930)
================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                                                                     5,849          12,049
   Reinvestment of distributions                                                             486           1,098
   Payments for redemptions                                                               (6,789)        (18,432)
================================================================================================================
Increase (decrease) in net assets from Class A transactions                                 (454)         (5,285)
================================================================================================================
Class B:
   Proceeds from sales                                                                       865             773
   Reinvestment of distributions                                                              13              10
   Payments for redemptions                                                                 (107)           (285)
================================================================================================================
Increase in net assets from Class B transactions                                             771             498
================================================================================================================
Class C:
   Proceeds from sales                                                                       632           1,105
   Reinvestment of distributions                                                              19              21
   Payments for redemptions                                                                 (210)           (191)
================================================================================================================
Increase in net assets from Class C transactions                                             441             935
================================================================================================================
Class S:
   Proceeds from sales                                                                       575             410
   Reinvestment of distributions                                                              19              29
   Payments for redemptions                                                                 (122)           (194)
================================================================================================================
Increase (decrease) in net assets from Class S transactions                                  472             245
================================================================================================================
Class Y:
   Proceeds from sales                                                                    27,642          17,631
   Reinvestment of distributions                                                             516             706
   Payments for redemptions                                                               (3,426)         (3,978)
================================================================================================================
Increase (decrease) in net assets from Class Y transactions                               24,732          14,359
================================================================================================================
Increase (decrease) in net assets from capital share transactions                         25,962          10,752
================================================================================================================
Total increase (decrease) in net assets                                                   28,845          15,241
NET ASSETS AT BEGINNING OF PERIOD                                                         59,375          44,134
================================================================================================================
NET ASSETS AT END OF PERIOD                                                         $     88,220    $     59,375
================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME AT END OF PERIOD   $         22    $         23
================================================================================================================

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                                        REALIZED AND
                                            NET ASSET                     UNREALIZED       DIVIDENDS                       NET ASSET
                                                VALUE            NET        GAINS OR        FROM NET   DISTRIBUTIONS           VALUE
                                            BEGINNING     INVESTMENT     (LOSSES) ON      INVESTMENT    FROM CAPITAL          END OF
                                            OF PERIOD         INCOME     INVESTMENTS          INCOME           GAINS          PERIOD
------------------------------------------------------------------------------------------------------------------------------------
STRATEGY AGGRESSIVE ALLOCATION FUND
Class A (1)
  2004 (2)                               $       8.49   $       0.06    $       1.29    $      (0.06)   $         --    $       9.78
  2003                                           7.01           0.05            1.48           (0.05)             --            8.49
  2002                                           8.59           0.07           (1.34)          (0.07)          (0.24)           7.01
  2001 (3)                                       8.32             --            0.27              --              --            8.59
Class B (1)
  2004 (2)                               $       8.45   $       0.03    $       1.28    $      (0.05)   $         --    $       9.71
  2003                                           7.00          (0.01)           1.47           (0.01)             --            8.45
  2002                                           8.59             --           (1.34)          (0.01)          (0.24)           7.00
  2001 (3)                                       8.32             --            0.27              --              --            8.59
Class C (1)
  2004 (2)                               $       8.45   $       0.03    $       1.29    $      (0.05)   $         --    $       9.72
  2003                                           7.01          (0.01)           1.46           (0.01)             --            8.45
  2002                                           8.59             --           (1.33)          (0.01)          (0.24)           7.01
  2001 (3)                                       8.32             --            0.27              --              --            8.59
Class S
  2004 (1) (2)                           $       8.47   $       0.06    $       1.29    $      (0.06)   $         --    $       9.76
  2003 (1)                                       7.00           0.05            1.47           (0.05)             --            8.47
  2002 (1)                                       8.59           0.06           (1.34)          (0.07)          (0.24)           7.00
  2001 (1) (4)                                  13.93           0.10           (3.16)          (0.09)          (2.19)           8.59
  2000                                          12.36           0.14            2.62           (0.14)          (1.05)          13.93
  1999                                          11.11           0.14            2.05           (0.14)          (0.80)          12.36
Class Y (1)
  2004 (2)                               $       8.48   $       0.08    $       1.29    $      (0.08)   $         --    $       9.77
  2003                                           7.01           0.06            1.47           (0.06)             --            8.48
  2002                                           8.59           0.08           (1.32)          (0.10)          (0.24)           7.01
  2001 (3)                                       8.32             --            0.27              --              --            8.59

STRATEGY GROWTH ALLOCATION FUND
Class A (1)
  2004 (2)                               $       8.72   $       0.08    $       1.08    $      (0.10)   $         --    $       9.78
  2003                                           7.42           0.11            1.30           (0.11)             --            8.72
  2002                                           9.01           0.14           (1.22)          (0.15)          (0.36)           7.42
  2001 (3)                                       8.77             --            0.24              --              --            9.01
Class B (1)
  2004 (2)                               $       8.69   $       0.05    $       1.07    $      (0.08)   $         --    $       9.73
  2003                                           7.40           0.05            1.29           (0.05)             --            8.69
  2002                                           9.01           0.07           (1.21)          (0.11)          (0.36)           7.40
  2001 (3)                                       8.77             --            0.24              --              --            9.01
Class C (1)
  2004 (2)                               $       8.71   $       0.05    $       1.07    $      (0.08)   $         --    $       9.75
  2003                                           7.41           0.05            1.30           (0.05)             --            8.71
  2002                                           9.00           0.07           (1.21)          (0.09)          (0.36)           7.41
  2001 (3)                                       8.77             --            0.23              --              --            9.00
Class S
  2004 (1) (2)                           $       8.69   $       0.08    $       1.09    $      (0.10)   $         --    $       9.76
  2003 (1)                                       7.41           0.11            1.28           (0.11)             --            8.69
  2002 (1)                                       9.01           0.14           (1.23)          (0.15)          (0.36)           7.41
  2001 (1) (4)                                  13.21           0.20           (2.54)          (0.18)          (1.68)           9.01
  2000                                          11.85           0.25            2.00           (0.25)          (0.64)          13.21
  1999                                          11.05           0.25            1.49           (0.25)          (0.69)          11.85
Class Y (1)
  2004 (2)                               $       8.71   $       0.10    $       1.08    $      (0.11)   $         --    $       9.78
  2003                                           7.41           0.12            1.30           (0.12)             --            8.71
  2002                                           9.00           0.15           (1.21)          (0.17)          (0.36)           7.41
  2001 (3)                                       8.77             --            0.23              --              --            9.00

(1) Net investment income per share was based on average shares outstanding throughout the period.

(2) For the six months ended March 31, 2004 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(3) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) On September 24, 2001, existing shares were designated as Class A shares.

(5) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(6) Expense ratios do not include expenses of the underlying funds.

The accompanying notes are an integral part of the financial statements.

                                                                                                                 RATIO OF NET
                                                                                               RATIO OF            INVESTMENT
                                                                        NET ASSETS          EXPENSES TO         INCOME (LOSS)
                                                      TOTAL                 END OF              AVERAGE            TO AVERAGE
                                                 RETURN (5)           PERIOD (000)       NET ASSETS (6)            NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
STRATEGY AGGRESSIVE ALLOCATION FUND
Class A (1)
  2004 (2)                                            15.98%    $           61,846                 0.40%                 1.41%
  2003                                                21.83                 59,895                 0.40                  0.60
  2002                                               (15.58)                57,711                 0.40                  0.73
  2001 (3)                                             3.25                 85,656                 0.57                 (0.56)
Class B (1)
  2004 (2)                                            15.50%    $            1,151                 1.15%                 0.52%
  2003                                                20.91                    651                 1.15                 (0.15)
  2002                                               (16.22)                   251                 1.15                 (0.04)
  2001 (3)                                             3.25                    100                   --                    --
Class C (1)
  2004 (2)                                            15.62%    $              999                 1.15%                 0.57%
  2003                                                20.74                    798                 1.15                 (0.15)
  2002                                               (16.11)                   282                 1.15                 (0.02)
  2001 (3)                                             3.25                     71                 0.39                 (0.39)
Class S
  2004 (1) (2)                                        16.02%    $              977                 0.40%                 1.38%
  2003 (1)                                            21.73                    990                 0.40                  0.61
  2002 (1)                                           (15.65)                   772                 0.40                  0.76
  2001 (1) (4)                                       (25.77)                    --                 0.40                  0.93
  2000                                                23.38                 88,837                 0.34                  1.00
  1999                                                20.54                 67,013                 0.28                  1.20
Class Y (1)
  2004 (2)                                            16.15%    $           28,747                 0.15%                 1.65%
  2003                                                21.99                 29,581                 0.15                  0.86
  2002                                               (15.36)                21,009                 0.15                  0.97
  2001 (3)                                             3.25                      2                   --                    --

STRATEGY GROWTH ALLOCATION FUND
Class A (1)
  2004 (2)                                            13.40%    $           75,717                 0.40%                 1.80%
  2003                                                19.06                 74,969                 0.40                  1.30
  2002                                               (13.04)                75,893                 0.40                  1.56
  2001 (3)                                             2.74                114,716                 0.64                 (0.60)
Class B (1)
  2004 (2)                                            12.98%    $            1,674                 1.15%                 0.94%
  2003                                                18.18                    767                 1.15                  0.49
  2002                                               (13.65)                   182                 1.15                  0.85
  2001 (3)                                             2.74                     --                   --                    --
Class C (1)
  2004 (2)                                            12.94%    $            3,886                 1.15%                 1.00%
  2003                                                18.24                  3,206                 1.15                  0.55
  2002                                               (13.59)                 2,100                 1.15                  0.84
  2001 (3)                                             2.62                     45                 0.33                 (0.33)
Class S
  2004 (1) (2)                                        13.56%    $            3,899                 0.40%                 1.66%
  2003 (1)                                            18.83                  2,525                 0.40                  1.33
  2002 (1)                                           (13.10)                   643                 0.40                  1.67
  2001 (1) (4)                                       (20.22)                    --                 0.40                  1.87
  2000                                                19.66                109,004                 0.34                  1.93
  1999                                                16.31                 88,213                 0.28                  2.05
Class Y (1)
  2004 (2)                                            13.61%    $           44,786                 0.15%                 2.04%
  2003                                                19.38                 41,089                 0.15                  1.56
  2002                                               (12.84)                24,641                 0.15                  1.73
  2001 (3)                                             2.62                     14                   --                    --

                                                   RATIO OF           RATIO OF NET
                                                EXPENSES TO             INVESTMENT
                                                    AVERAGE           INCOME (LOSS)
                                                 NET ASSETS         TO AVERAGE NET            PORTFOLIO
                                                 (EXCLUDING      ASSETS (EXCLUDING             TURNOVER
                                               WAIVERS) (6)               WAIVERS)                 RATE
-------------------------------------------------------------------------------------------------------
STRATEGY AGGRESSIVE ALLOCATION FUND
Class A (1)
  2004 (2)                                             0.90%                  0.91%                  11%
  2003                                                 0.92                   0.08                   20
  2002                                                 0.95                   0.18                   18
  2001 (3)                                             0.84                  (0.83)                  27
Class B (1)
  2004 (2)                                             1.64%                  0.03%                  11%
  2003                                                 1.66                  (0.66)                  20
  2002                                                 1.70                  (0.59)                  18
  2001 (3)                                               --                     --                   27
Class C (1)
  2004 (2)                                             1.64%                  0.08%                  11%
  2003                                                 1.66                  (0.66)                  20
  2002                                                 1.70                  (0.59)                  18
  2001 (3)                                             0.52                  (0.52)                  27
Class S
  2004 (1) (2)                                         0.89%                  0.89%                  11%
  2003 (1)                                             0.92                   0.09                   20
  2002 (1)                                             0.95                   0.21                   18
  2001 (1) (4)                                         0.82                   0.51                   27
  2000                                                 0.75                   0.59                   43
  1999                                                 0.86                   0.62                   39
Class Y (1)
  2004 (2)                                             0.64%                  1.16%                  11%
  2003                                                 0.67                   0.34                   20
  2002                                                 0.70                   0.42                   18
  2001 (3)                                               --                     --                   27

STRATEGY GROWTH ALLOCATION FUND
Class A (1)
  2004 (2)                                             0.88%                  1.32%                  10%
  2003                                                 0.90                   0.80                   23
  2002                                                 0.88                   1.08                   22
  2001 (3)                                             0.92                  (0.88)                  26
Class B (1)
  2004 (2)                                             1.63%                  0.46%                  10%
  2003                                                 1.64                     --                   23
  2002                                                 1.63                   0.37                   22
  2001 (3)                                               --                     --                   26
Class C (1)
  2004 (2)                                             1.63%                  0.52%                  10%
  2003                                                 1.65                   0.05                   23
  2002                                                 1.63                   0.36                   22
  2001 (3)                                             0.55                  (0.55)                  26
Class S
  2004 (1) (2)                                         0.88%                  1.18%                  10%
  2003 (1)                                             0.90                   0.83                   23
  2002 (1)                                             0.88                   1.19                   22
  2001 (1) (4)                                         0.81                   1.46                   26
  2000                                                 0.74                   1.53                   42
  1999                                                 0.85                   1.48                   34
Class Y (1)
  2004 (2)                                             0.63%                  1.56%                  10%
  2003                                                 0.65                   1.06                   23
  2002                                                 0.63                   1.25                   22
  2001 (3)                                               --                     --                   26

                                                                       REALIZED AND
                                            NET ASSET                    UNREALIZED       DIVIDENDS                   DISTRIBUTIONS
                                                VALUE            NET       GAINS OR        FROM NET   DISTRIBUTIONS            FROM
                                            BEGINNING     INVESTMENT    (LOSSES) ON      INVESTMENT    FROM CAPITAL       RETURN OF
                                            OF PERIOD         INCOME    INVESTMENTS          INCOME           GAINS         CAPITAL
-----------------------------------------------------------------------------------------------------------------------------------
STRATEGY GROWTH & INCOME ALLOCATION
  FUND
Class A (1)
  2004 (2)                               $       8.73   $       0.10   $       0.85    $      (0.10)   $         --    $         --
  2003                                           7.67           0.16           1.06           (0.16)             --              --
  2002                                           9.02           0.21          (1.03)          (0.22)          (0.31)             --
  2001 (3)                                       8.82             --           0.20              --              --              --
Class B (1)
  2004 (2)                               $       8.70   $       0.06   $       0.85    $      (0.06)   $         --    $         --
  2003                                           7.65           0.11           1.05           (0.11)             --              --
  2002                                           9.02           0.14          (1.00)          (0.20)          (0.31)             --
  2001 (3)                                       8.82             --           0.20              --              --              --
Class C (1)
  2004 (2)                               $       8.70   $       0.06   $       0.85    $      (0.06)   $         --    $         --
  2003                                           7.64           0.11           1.06           (0.11)             --              --
  2002                                           9.02           0.14          (1.02)          (0.19)          (0.31)             --
  2001 (3)                                       8.82             --           0.20              --              --              --
Class S
  2004 (1) (2)                           $       8.70   $       0.10   $       0.84    $      (0.10)   $         --    $         --
  2003 (1)                                       7.64           0.17           1.06           (0.17)             --              --
  2002 (1)                                       9.02           0.21          (1.03)          (0.25)          (0.31)             --
  2001 (1) (4)                                  12.02           0.29          (1.84)          (0.26)          (1.19)             --
  2000                                          11.51           0.33           1.31           (0.34)          (0.79)             --
  1999                                          11.08           0.32           1.05           (0.32)          (0.62)             --
Class Y (1)
  2004 (2)                               $       8.71   $       0.11   $       0.85    $      (0.11)   $         --    $         --
  2003                                           7.65           0.18           1.06           (0.18)             --              --
  2002                                           9.02           0.22          (1.02)          (0.26)          (0.31)             --
  2001 (3)                                       8.82             --           0.20              --              --              --

STRATEGY INCOME ALLOCATION FUND
Class A (1)
  2004 (2)                               $      10.29   $       0.16   $       0.52    $      (0.16)   $         --    $         --
  2003                                           9.47           0.33           0.82           (0.33)             --              --
  2002                                          10.20           0.41          (0.69)          (0.44)             --           (0.01)
  2001 (3)                                      10.02             --           0.18              --              --              --
Class B (1)
  2004 (2)                               $      10.26   $       0.13   $       0.52    $      (0.13)   $         --    $         --
  2003                                           9.45           0.26           0.81           (0.26)             --              --
  2002                                          10.19           0.35          (0.71)          (0.37)             --           (0.01)
  2001 (3)                                      10.02             --           0.17              --              --              --
Class C (1)
  2004 (2)                               $      10.28   $       0.12   $       0.52    $      (0.12)   $         --    $         --
  2003                                           9.46           0.26           0.82           (0.26)             --              --
  2002                                          10.19           0.33          (0.68)          (0.37)             --           (0.01)
  2001 (3)                                      10.02             --           0.17              --              --              --
Class S
  2004 (1) (2)                           $      10.29   $       0.16   $       0.52    $      (0.16)   $         --    $         --
  2003 (1)                                       9.47           0.33           0.82           (0.33)             --              --
  2002 (1)                                      10.19           0.41          (0.69)          (0.43)             --           (0.01)
  2001 (1) (4)                                  10.48           0.49          (0.33)          (0.45)             --              --
  2000                                          10.48           0.50           0.22           (0.49)          (0.23)             --
  1999                                          11.23           0.53          (0.40)          (0.53)          (0.35)             --
Class Y (1)
  2004 (2)                               $      10.29   $       0.18   $       0.52    $      (0.18)   $         --    $         --
  2003                                           9.47           0.35           0.82           (0.35)             --              --
  2002                                          10.19           0.44          (0.70)          (0.45)             --           (0.01)
  2001 (3)                                      10.02             --           0.17              --              --              --

(1) Net investment income per share was based on average shares outstanding throughout the period.

(2) For the six months ended March 31, 2004 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(3) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) On September 24, 2001, existing shares were designated as Class A shares.

(5) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(6) Expense ratios do not include expenses of the underlying funds.

The accompanying notes are an integral part of the financial statements.

                                                                                                                           RATIO OF
                                                                                                       RATIO OF NET     EXPENSES TO
                                            NET ASSET                                      RATIO OF      INVESTMENT         AVERAGE
                                                VALUE                    NET ASSETS     EXPENSES TO   INCOME (LOSS)      NET ASSETS
                                               END OF          TOTAL         END OF         AVERAGE      TO AVERAGE      (EXCLUDING
                                               PERIOD     RETURN (5)   PERIOD (000)  NET ASSETS (6)      NET ASSETS    WAIVERS) (6)
-----------------------------------------------------------------------------------------------------------------------------------
STRATEGY GROWTH & INCOME ALLOCATION
  FUND
Class A (1)
  2004 (2)                               $       9.58          10.88%  $    135,954            0.40%           2.08%           0.88%
  2003                                           8.73          16.12        153,238            0.40            2.01            0.89
  2002                                           7.67          (9.91)       131,338            0.40            2.36            0.83
  2001 (3)                                       9.02           2.27        200,596            0.56           (0.52)           0.78
Class B (1)
  2004 (2)                               $       9.55          10.54%  $      2,080            1.15%           1.30%           1.63%
  2003                                           8.70          15.25          1,114            1.15            1.20            1.63
  2002                                           7.65         (10.43)           287            1.15            1.64            1.58
  2001 (3)                                       9.02           2.27             --              --              --              --
Class C (1)
  2004 (2)                               $       9.55          10.52%  $      4,294            1.15%           1.30%           1.63%
  2003                                           8.70          15.35          3,306            1.15            1.24            1.63
  2002                                           7.64         (10.57)         2,395            1.15            1.63            1.58
  2001 (3)                                       9.02           2.27             --              --              --              --
Class S
  2004 (1) (2)                           $       9.54          10.81%  $      5,563            0.40%           2.07%           0.88%
  2003 (1)                                       8.70          16.20          4,760            0.40            1.92            0.88
  2002 (1)                                       7.64         (10.00)         1,007            0.40            2.62            0.83
  2001 (1) (4)                                   9.02         (14.40)            --            0.40            2.79            0.79
  2000                                          12.02          14.88        233,427            0.34            2.83            0.70
  1999                                          11.51          12.81        209,229            0.28            2.83            0.79
Class Y (1)
  2004 (2)                               $       9.56          11.05%  $     97,817            0.15%           2.33%           0.63%
  2003                                           8.71          16.44         90,294            0.15            2.24            0.63
  2002                                           7.65          (9.73)        39,740            0.15            2.58            0.58
  2001 (3)                                       9.02           2.27             --              --              --              --

STRATEGY INCOME ALLOCATION FUND
Class A (1)
  2004 (2)                               $      10.81           6.67%  $     33,418            0.40%           3.06%           0.89%
  2003                                          10.29          12.31         32,254            0.40            3.31            0.94
  2002                                           9.47          (2.98)        34,725            0.40            4.08            1.04
  2001 (3)                                      10.20           1.80         47,012            0.55           (0.43)           0.87
Class B (1)
  2004 (2)                               $      10.78           6.32%  $      1,679            1.15%           2.38%           1.64%
  2003                                          10.26          11.46            857            1.15            2.50            1.68
  2002                                           9.45          (3.66)           312            1.15            3.44            1.79
  2001 (3)                                      10.19           1.70             --              --              --              --
Class C (1)
  2004 (2)                               $      10.80           6.29%  $      2,078            1.15%           2.33%           1.64%
  2003                                          10.28          11.55          1,558            1.15            2.51            1.68
  2002                                           9.46          (3.58)           555            1.15            3.24            1.79
  2001 (3)                                      10.19           1.70             --              --              --              --
Class S
  2004 (1) (2)                           $      10.81           6.67%  $      1,554            0.40%           3.07%           0.89%
  2003 (1)                                      10.29          12.31          1,028            0.40            3.31            0.94
  2002 (1)                                       9.47          (2.84)           714            0.40            4.26            1.04
  2001 (1) (4)                                  10.19           1.54             --            0.40            4.71            0.92
  2000                                          10.48           7.18         54,138            0.33            4.81            0.77
  1999                                          10.48           1.13         83,302            0.28            4.83            0.83
Class Y (1)
  2004 (2)                               $      10.81           6.80%  $     49,491            0.15%           3.40%           0.63%
  2003                                          10.29          12.58         23,678            0.15            3.60            0.69
  2002                                           9.47          (2.65)         7,828            0.15            4.38            0.79
  2001 (3)                                      10.19           1.70             --              --              --              --

                                         RATIO OF NET
                                           INVESTMENT
                                         INCOME (LOSS)
                                       TO AVERAGE NET      PORTFOLIO
                                    ASSETS (EXCLUDING       TURNOVER
                                             WAIVERS)           RATE
--------------------------------------------------------------------
STRATEGY GROWTH & INCOME ALLOCATION
  FUND
Class A (1)
  2004 (2)                                       1.60%            11%
  2003                                           1.52             19
  2002                                           1.93             20
  2001 (3)                                      (0.74)            32
Class B (1)
  2004 (2)                                       0.82%            11%
  2003                                           0.72             19
  2002                                           1.21             20
  2001 (3)                                         --             32
Class C (1)
  2004 (2)                                       0.82%            11%
  2003                                           0.76             19
  2002                                           1.20             20
  2001 (3)                                         --             32
Class S
  2004 (1) (2)                                   1.59%            11%
  2003 (1)                                       1.44             19
  2002 (1)                                       2.19             20
  2001 (1) (4)                                   2.40             32
  2000                                           2.47             46
  1999                                           2.32             41
Class Y (1)
  2004 (2)                                       1.85%            11%
  2003                                           1.76             19
  2002                                           2.15             20
  2001 (3)                                         --             32

STRATEGY INCOME ALLOCATION FUND
Class A (1)
  2004 (2)                                       2.57%             7%
  2003                                           2.77             20
  2002                                           3.44             23
  2001 (3)                                      (0.75)            30
Class B (1)
  2004 (2)                                       1.89%             7%
  2003                                           1.97             20
  2002                                           2.80             23
  2001 (3)                                         --             30
Class C (1)
  2004 (2)                                       1.84%             7%
  2003                                           1.98             20
  2002                                           2.60             23
  2001 (3)                                         --             30
Class S
  2004 (1) (2)                                   2.58%             7%
  2003 (1)                                       2.77             20
  2002 (1)                                       3.62             23
  2001 (1) (4)                                   4.19             30
  2000                                           4.37             69
  1999                                           4.28             21
Class Y (1)
  2004 (2)                                       2.92%             7%
  2003                                           3.06             20
  2002                                           3.74             23
  2001 (3)                                         --             30

NOTES TO FINANCIAL STATEMENTS  March 31, 2004 (unaudited)

1 > Organization

    The Strategy Aggressive Allocation, Strategy Growth Allocation, Strategy Growth & Income Allocation, and Strategy Income Allocation Funds (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Strategy Funds, Inc. ("FASF"), which is a member of the First American Family of Funds. FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The Funds invest in First American Funds, Inc. ("FAF") and First American Investment Funds, Inc. ("FAIF") in a "Fund of Funds" structure. FASF's articles of incorporation permit the board of directors to create additional funds and classes in the future.

    FASF offers Class A, Class B, Class C, Class S, and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are subject to a contingent deferred sales charge for 18 months, and will not convert to Class A shares. Class S and Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. The Funds' prospectuses provide descriptions of the investment objectives, policies, strategies, and risks of each Fund and each underlying fund. All classes of shares in a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes and each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2 > Summary of Significant Accounting Policies

    The significant accounting policies followed by the Funds are as follows:

    SECURITY VALUATION - Investments are valued at the respective net asset value of each underlying fund, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.

    DISTRIBUTIONS TO SHAREHOLDERS - The Funds declare and pay income dividends monthly. Any net realized capital gains on sales of securities and any capital gain distributions received from the underlying funds are distributed to shareholders at least annually.

    FEDERAL TAXES - Each Fund is treated as a separate taxable entity. Each Fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

    Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences.

    The characterization of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. The distributions paid during the the six months ended March 31, 2004 (estimated), and the fiscal year ended September 30, 2003, were characterized as follows (000):

                                                                                    2004
    --------------------------------------------------------------------------------------------------------------------
                                                          ORDINARY         LONG TERM            RETURN
    FUND                                                    INCOME              GAIN        OF CAPITAL             TOTAL
    --------------------------------------------------------------------------------------------------------------------
    Strategy Aggressive Allocation Fund            $           697   $            --   $            --   $           697
    Strategy Growth Allocation Fund                          1,453                --                --             1,453
    Strategy Growth & Income Allocation Fund                 2,676                --                --             2,676
    Strategy Income Allocation Fund                          1,086                --                --             1,086
    --------------------------------------------------------------------------------------------------------------------

                                                                                    2003
    --------------------------------------------------------------------------------------------------------------------
                                                          ORDINARY         LONG TERM            RETURN
     FUND                                                   INCOME              GAIN        OF CAPITAL             TOTAL
    --------------------------------------------------------------------------------------------------------------------
    Strategy Aggressive Allocation Fund            $           612   $            --   $            --   $           612
    Strategy Growth Allocation Fund                          1,591                --                --             1,591
    Strategy Growth & Income Allocation Fund                 4,742                --                --             4,742
    Strategy Income Allocation Fund                          1,919                --                11             1,930
    --------------------------------------------------------------------------------------------------------------------

    As of September 30, 2003, the components of accumulated deficit on a tax basis were (000):

                                                          STRATEGY          STRATEGY          STRATEGY          STRATEGY
                                                        AGGRESSIVE            GROWTH   GROWTH & INCOME            INCOME
                                                   ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND
    --------------------------------------------------------------------------------------------------------------------
    Undistributed ordinary income                  $            --   $             1   $             2   $            --
    Accumulated capital and
     post-October losses                                   (30,610)           (9,882)          (12,315)           (2,431)
    Unrealized depreciation                                (18,836)          (27,615)          (37,970)           (1,151)
                                                   ---------------------------------------------------------------------
    Total accumulated deficit                      $       (49,446)  $       (37,496)  $       (50,283)  $        (3,582)
    --------------------------------------------------------------------------------------------------------------------

    The differences between book and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

    As of September 30, 2003, the following Funds had capital loss carryforwards
    (000):

                 EXPIRATION YEAR                         2008         2009         2010         2011        TOTAL
    FUND
    -------------------------------------------------------------------------------------------------------------
    Strategy Aggressive Allocation Fund            $    2,845   $    2,998   $      745   $   17,039   $   23,627
    Strategy Growth Allocation Fund                        --           --            8        2,206        2,214
    Strategy Growth & Income Allocation Fund               --           --           44        1,447        1,491
    Strategy Income Allocation Fund                        63        1,026           --          550        1,639
    -------------------------------------------------------------------------------------------------------------

    In accordance with Section 382 of the Internal Revenue Code, utilization of the capital loss carryforwards for Strategy Aggressive Allocation is limited to $1,574,876 per tax year for a portion of Strategy Aggressive Allocation's capital loss carryover.

    Each Fund incurred a loss for tax purposes for the period from November 1, 2002 to September 30, 2003. As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ending September 30, 2004. The Funds had the following deferred losses
    (000):

    FUND                                               AMOUNT
    ---------------------------------------------------------
    Strategy Aggressive Allocation Fund            $    6,984
    Strategy Growth Allocation Fund                     7,668
    Strategy Growth & Income Allocation Fund           10,824
    Strategy Income Allocation Fund                       793
    ---------------------------------------------------------

    SECURITY TRANSACTIONS AND RELATED INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

    INTERFUND LENDING PROGRAM - Pursuant to an SEC exemptive order, the Funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating funds in the First American Family of Funds. The Funds did not have any interfund lending transactions during the six months ended March 31, 2004.

    EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

    USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 > Fees and Expenses

    ADVISOR FEES - Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Asset Management, Inc. ("USBAM") manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay USBAM a fee based upon average daily net assets. The fee for the Funds is equal to an annual rate of 0.25% of the average daily net assets of each Fund. USBAM voluntarily waived fees during the current fiscal period so that total Fund operating expenses did not exceed 0.40% for Class A shares, 1.15% for Class B shares, 1.15% for Class C shares, 0.40% for Class S shares and 0.15% for Class Y shares.

    CO-ADMINISTRATION FEES - USBAM and U.S. Bancorp Fund Services, LLC ("USBFS") (collectively, the "Administrators"), serve as co-administrators pursuant to a co-administration agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide, or compensate other entities to provide, services to the Funds. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly, based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each Fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% of the next $17 billion of the aggregate average daily net assets, 0.22% of the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. The Funds pay transfer agent fees of $18,500 per share class. These fees are allocated to each Fund based upon the Fund's pro rata share of the aggregate average daily net assets of the funds that comprise FASF. Each Fund also pays additional per account fees for transfer agent services. USBAM has voluntarily waived fees during the current fiscal period so that total fund operating expenses did not exceed expense limitations described above under, "Notes to Financial Statements -- Fees and Expenses -- Advisor Fees."

    For the six months ended March 31, 2004, administration fees paid to USBAM and USBFS for the Funds included in this semiannual report were as follows
    (000):

    FUND                                               AMOUNT
    ---------------------------------------------------------
    Strategy Aggressive Allocation Fund            $      161
    Strategy Growth Allocation Fund                       220
    Strategy Growth & Income Allocation Fund              422
    Strategy Income Allocation Fund                       116

    CUSTODIAN FEES - U.S. Bank serves as the Fund's custodian pursuant to a custodian agreement with FASF. The fee for each fund is equal to an accrual rate of 0.01% of average daily net assets. All fees are computed daily and paid monthly.

    DISTRIBUTION AND SHAREHOLDER SERVICING FEES - Quasar Distributors, LLC, ("Quasar"), a subsidiary of U.S. Bancorp, serves as the distributor of the Funds. Under the respective distribution plan each of the Funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares, and 1.00% of the Class C shares. These fees may be used by Quasar to provide compensation for sales support and distribution activities, and shareholder servicing activities. FASF has adopted and entered into a shareholder service plan and agreement with Quasar with respect to the Funds' Class S shares. Each Fund pays to Quasar a monthly shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class S shares. No distribution or shareholder servicing fees are paid by Class Y shares. Under these agreements, the following amounts were retained by Quasar or paid to affiliates of USBAM for the six months ended March 31, 2004 (000):

     FUND                                              AMOUNT
    ---------------------------------------------------------
    Strategy Aggressive Allocation Fund            $       85
    Strategy Growth Allocation Fund                       119
    Strategy Growth & Income Allocation Fund              204
    Strategy Income Allocation Fund                        53

    SALES CHARGES - A contingent deferred sales charge ("CDSC") is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

                             CONTINGENT DEFERRED SALES CHARGE
                                    AS A PERCENTAGE OF DOLLAR
    YEAR SINCE PURCHASE              AMOUNT SUBJECT TO CHARGE
    ---------------------------------------------------------
    First                                                5.00%
    Second                                               5.00%
    Third                                                4.00%
    Fourth                                               3.00%
    Fifth                                                2.00%
    Sixth                                                1.00%
    Seventh                                                --
    Eighth                                                 --

    A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first eighteen months.

    The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

    For the six months ended March 31, 2004, total sales charges retained by affiliates of USBAM for distributing the Funds' shares were as follows
    (000):

    FUND                                               AMOUNT
    ---------------------------------------------------------
    Strategy Aggressive Allocation Fund            $       53
    Strategy Growth Allocation Fund                       129
    Strategy Growth & Income Allocation Fund              141
    Strategy Income Allocation Fund                        80

    OTHER FEES - In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each Fund is responsible for paying most other operating expenses including fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance and other miscellaneous expenses. In addition to the Fund's direct expenses as described above, Fund shareholders also bear a proportionate share of the underlying funds' expenses.

     For the six months ended March 31, 2004, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Funds are partners.

4 > Investment Security Transactions

    During the six months ended March 31, 2004, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

    FUND                                           PURCHASES    SALES
    ----------------------------------------------------------------------
    Strategy Aggressive Allocation Fund            $   10,355   $   24,080
    Strategy Growth Allocation Fund                    12,814       20,768
    Strategy Growth & Income Allocation Fund           26,005       57,023
    Strategy Income Allocation Fund                    30,161        4,881

    The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at March 31, 2004 are as follows (000):

                                 AGGREGATE     AGGREGATE                 FEDERAL
                                     GROSS         GROSS                  INCOME
                              APPRECIATION  DEPRECIATION         NET    TAX COST
    ----------------------------------------------------------------------------
    Strategy Aggressive
     Allocation Fund          $      6,040  $     (7,187) $   (1,147) $   94,795
    Strategy Growth
     Allocation Fund                 3,320       (10,004)     (6,684)    136,755
    Strategy Growth &
     Income Allocation Fund         10,291       (15,632)     (5,341)    252,425
    Strategy Income
     Allocation Fund                 2,127          (861)      1,266      86,555

5 > Capital Share Transactions

    FASF has 10 trillion shares of $0.01 par value capital stock authorized. Capital share transactions for the Funds were as follows (000):

                                                         STRATEGY AGGRESSIVE                 STRATEGY GROWTH
                                                             ALLOCATION FUND                 ALLOCATION FUND
------------------------------------------------------------------------------------------------------------
                                                     10/1/03         10/1/02         10/1/03         10/1/02
                                                          TO              TO              TO              TO
                                                     3/31/04         9/30/03         3/31/04         9/30/03
------------------------------------------------------------------------------------------------------------
                                                 (UNAUDITED)                     (UNAUDITED)
Class A:
  Shares issued                                          888           2,069             835           1,945
  Shares issued in lieu of cash distributions             46              46              90             123
  Shares redeemed                                     (1,666)         (3,292)         (1,785)         (3,693)
------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                              (732)         (1,177)           (860)         (1,625)
============================================================================================================
Class B:
  Shares issued                                           42              80              86              66
  Shares issued in lieu of cash distributions              1               -               1
  Shares redeemed                                         (1)            (39)             (3)             (3)
------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                42              41              84              63
============================================================================================================
Class C:
  Shares issued                                           23              73              55             157
  Shares issued in lieu of cash distributions              1               -               3               2
  Shares redeemed                                        (15)            (19)            (28)            (74)
------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                 9              54              30              85
============================================================================================================
Class S:
  Shares issued                                           34              89             129             255
  Shares issued in lieu of cash distributions              1               1               3               3
  Shares redeemed                                        (52)            (83)            (23)            (54)
------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                               (17)              7             109             204
============================================================================================================
Class Y:
  Shares issued                                          404           2,243             415           2,136
  Shares issued in lieu of cash distributions             24              28              56              69
  Shares redeemed                                       (974)         (1,781)           (608)           (810)
------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                              (546)            490            (137)          1,395
============================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES             (1,244)           (585)           (774)            122
============================================================================================================

                                                                    STRATEGY
                                                             GROWTH & INCOME                 STRATEGY INCOME
                                                             ALLOCATION FUND                 ALLOCATION FUND
------------------------------------------------------------------------------------------------------------
                                                     10/1/03         10/1/02         10/1/03         10/1/02
                                                          TO              TO              TO              TO
                                                     3/31/04         9/30/03         3/31/04         9/30/03
------------------------------------------------------------------------------------------------------------
                                                 (UNAUDITED)                     (UNAUDITED)
Class A:
  Shares issued                                        1,116           5,269             550           1,224
  Shares issued in lieu of cash distributions            156             358              46             111
  Shares redeemed                                     (4,637)         (5,202)           (638)         (1,869)
------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                            (3,365)            425             (42)           (534)
============================================================================================================
Class B:
  Shares issued                                           98              98              81              77
  Shares issued in lieu of cash distributions              1               1               1               1
  Shares redeemed                                         (9)             (9)             (9)            (28)
------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                90              90              73              50
============================================================================================================
Class C:
  Shares issued                                           91             143              59             110
  Shares issued in lieu of cash distributions              3               4               1               2
  Shares redeemed                                        (24)            (80)            (20)            (19)
------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                70              67              40              93
============================================================================================================
Class S:
  Shares issued                                           70             443              54              42
  Shares issued in lieu of cash distributions              6               7               2               3
  Shares redeemed                                        (40)            (35)            (12)            (20)
------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                                36             415              44              25
============================================================================================================
Class Y:
  Shares issued                                          736           6,153           2,551           1,803
  Shares issued in lieu of cash distributions            119             206              48              71
  Shares redeemed                                       (989)         (1,187)           (322)           (400)
------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                              (134)          5,172           2,277           1,474
============================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES             (3,303)          6,169           2,392           1,108
============================================================================================================

6 > Indemnifications

    The Funds enter into contracts that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

    HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

        A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at sec.gov.

[GRAPHIC]

BOARD OF DIRECTORS First American Strategy Funds, Inc.

Virginia Stringer
Chairperson of First American Strategy Funds, Inc.
Owner and President of Strategic Management Resources, Inc.

Benjamin Field III
Director of First American Strategy Funds, Inc.
Senior Financial Advisor to, and formerly Senior Vice President, Chief Financial Officer, and Treasurer of, Bemis Company, Inc.

Mickey Foret
Director of First American Strategy Funds, Inc.
Consultant to, and formerly Executive Vice President and Chief Financial Officer of, Northwest Airlines, Inc.

Roger Gibson
Director of First American Strategy Funds, Inc.
Retired; former Vice President of Cargo-United Airlines

Victoria Herget
Director of First American Strategy Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski
Director of First American Strategy Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer
Director of First American Strategy Funds, Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss
Director of First American Strategy Funds, Inc.
Owner and President of Strauss Management Company

James Wade
Director of First American Strategy Funds, Inc.
Owner and President of Jim Wade Homes

FIRST AMERICAN STRATEGY FUNDS, INC.'S BOARD OF DIRECTORS IS COMPRISED ENTIRELY OF INDEPENDENT DIRECTORS.

[FIRST AMERICAN FUNDS(TM) LOGO]

DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

This report is for the information of shareholders of the First American Strategy Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the Funds. Read the prospectus carefully before investing.

THE FIGURES IN THIS REPORT REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

INVESTMENT ADVISOR
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

CO-ADMINISTRATORS
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

     U.S. BANCORP FUND SERVICES, LLC
     615 East Michigan Street
     Milwaukee, Wisconsin 53202

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, Wisconsin 53202

INDEPENDENT AUDITOR
     ERNST & YOUNG LLP
     220 South Sixth Street
     Suite 1400
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Suite 1500
     Minneapolis, Minnesota 55402

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND. Visit us at firstamericanfunds.com.

0136-04           5/2004         SAR-ASSET

ITEM 2--CODE OF ETHICS - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address. State here if fund will send code of ethics to shareholders without charge upon request.

RESPONSE:  Not applicable to semi-annual report.

ITEM 3--AUDIT COMMITTEE FINANCIAL EXPERT - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not.

RESPONSE: Not applicable to semi-annual report.

ITEM 4--PRINCIPAL ACCOUNTANT FEES AND SERVICES - Disclose annually only (not answered until December 15, 2003).

RESPONSE: Not applicable to semi-annual report.

     (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
         (c) of this Item.

          Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)(1) Disclose the audit committee's pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5--AUDIT COMMITTEE OF LISTED REGISTRANTS

RESPONSE: Not applicable.

ITEM 6 - Reserved.

ITEM 7--DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities.

RESPONSE: Not applicable.

ITEM 8 - Reserved.

ITEM 9--CONTROLS AND PROCEDURES

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

    RESPONSE: The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely. Notwithstanding this conclusion, the registrant's Principal Executive Officer and Principal Financial Officer seek continuous improvements to the registrant's disclosure controls and procedures.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

    RESPONSE: There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10 - EXHIBITS

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge.

RESPONSE: Not applicable to semi-annual report.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO).

RESPONSE: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Strategy Funds, Inc.

By:   /s/ Thomas S. Schreier, Jr.
      ---------------------------
      Thomas S. Schreier, Jr.
      President

Date: June 4, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Thomas S. Schreier, Jr.
      ---------------------------
      Thomas S. Schreier, Jr.
      President

Date: June 4, 2004

By:   /s/ Joseph M. Ulrey III
      ---------------------------
      Joseph M. Ulrey III
      Treasurer

Date: June 4, 2004